INCOME TAXES - Operating Loss Carry Forwards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES
Net operating loss carryforwards	¥ 30,000	¥ 15,000
Tax effect of the increase in net operating loss	¥ 6,930	¥ 3,360	¥ 410